Discontinued Operations	12 Months Ended
Mar. 31, 2013
Discontinued Operations

24. Discontinued Operations

As of March 31, 2011, NIDEC discontinued the specialty lens unit (“SLU”) business included within the “Nidec Copal” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products, areas with more potential for growth than the SLU business. The SLU business had been established during the year ended March 31, 2010. Total exit costs were ¥3,522 million (net of tax ¥2,410 million), which includes loss on disposal of inventories and fixed assets.

As of March 31, 2012, NIDEC discontinued the lens actuator (“LAC”) business, the tape drive and disk drive mechanism (“PGN”) business included within the “NSNK” reportable segment, and the compact digital camera lens unit (“CLU”) business included within the “NCPL” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products and areas with more potential for growth than the LAC, PGN and CLU businesses. Total exit costs of the LAC, PGN and CLU businesses were ¥5,800 million (net of tax ¥4,412 million), which includes an impairment loss of ¥2,045 million of goodwill, loss on disposal of inventories and fixed assets, and other closing costs.

The operating results of the SME, SLU, LAC, PGN and CLU businesses and exit costs with related taxes were recorded as “net loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”. All prior period information has been reclassified to be consistent with the current period presentation.

Operating results of discontinued operations for the year ended March 31, 2011 and 2012 were as follows:

	Yen in millions
	For the year ended March 31, 2011
	SLU business	LAC business	PGN business	CLU business	Total
Net sales	¥5,120	¥2,391	¥3,168	¥6,983	¥17,662

Loss on discontinued operations before income taxes	¥(4,571)	¥(1,409)	¥(663)	¥(369)	¥(7,012)
Income taxes	1,065	(289)	8	57	841

Loss on discontinued operations	¥(3,506)	¥(1,698)	¥(655)	¥(312)	¥(6,171)

	Yen in millions
	For the year ended March 31, 2012
	LAC business	PGN business	CLU business	Total
Net sales	¥1,576	¥1,365	¥2,674	¥5,615

Loss on discontinued operations before income taxes	¥(2,203)	¥(1,817)	¥(3,776)	¥(7,796)
Income taxes	(269)	129	168	28

Loss on discontinued operations	¥(2,472)	¥(1,688)	¥(3,608)	¥(7,768)